20. Other payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	$ 7,624,145	$ 8,909,968
Current	1,922,039	546,915
Loans (mutuum) with CAMMESA
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	2,282,176	2,783,474
ENRE penalties and discounts
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	5,097,402	5,737,612
Current	1,835,590	425,563
Liability with FOTAE
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	207,371	280,813
Payment agreements with ENRE
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	37,196	108,069
Current	65,301	93,550
Related parties
SummaryOfOtherPayablesLineItems [Line Items]
Current	7,571	7,756
Advances for works to be performed
SummaryOfOtherPayablesLineItems [Line Items]
Current	$ 13,577	$ 20,046